UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS FOR REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

                  Investment Company Act file number 811-03074

                         Northeast Investors Growth Fund
               (Exact name of registrant as specified in charter)

                               150 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                               150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 612-523-3588

                   Date of fiscal year end: December 31, 2005

             Date of reporting period: March 31, 2005

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Schedule of Investments.


Schedule of Investments March 31, 2005 (unaudited)
                                                Number          Market                  Percent
Common Stocks                                   of              Value                   of Net
Name of Issuer                                  Shares          (Note B)                Assets

Advertising
-----------
Getty Images, Inc.^#                             13,900          $  988,429             0.77%

Air Freight & Logistics
-----------------------
United Parcel Service, Inc.                      36,200           2,633,188             2.05%

Asset Management & Custodian
----------------------------
Eaton Vance Corp.*                              200,000           4,688,000
State Street Corp.                               40,000           1,748,800
                                                                -----------
                                                                  6,436,800             5.02%

Automobile & Truck
------------------
Harley-Davidson, Inc.                            18,300           1,057,008             0.82%

Biotechnology
-------------
Amgen, Inc.^                                     27,200           1,583,312
Genentech, Inc.^                                 35,400           2,003,994
Gilead Sciences, Inc.^                           58,200           2,083,560
                                                                -----------
                                                                  5,670,866             4.42%

Broadcast Cable TV
------------------
Comcast Corp., Class A^                          61,700           2,084,226             1.63%


Communications Equipment
------------------------
American Tower Corp., Class A^                   53,800             980,774
Corning, Inc.*^                                 306,000           3,405,780
Sonus Networks, Inc.^                           115,000             487,600
Qualcomm, Inc.                                   25,000             915,750
                                                                -----------
                                                                  5,789,904             4.52%

Computer & Electronics
----------------------
Best Buy Co., Inc.*                              34,800           1,879,548             1.47%

Computer Hardware
-----------------
Apple Computer, Inc.^                            75,000           3,125,250
Dell, Inc.*^                                     86,600           3,327,172
                                                                -----------
                                                                  6,452,422             5.03%
Conglomerate
------------
3M Co.*                                          48,000           4,113,120
General Electric Co.*                           156,500           5,643,390
                                                                -----------
                                                                  9,756,510             7.61%

Consumer Finance
----------------
American Express Co.                             37,500           1,926,375
Capital One Financial Corp.                      24,200           1,809,434
                                                                -----------
                                                                  3,735,809             2.91%

Data Processing
---------------
Iron Mountain, Inc.^                             50,075           1,444,163             1.13%


Dental Supplies
---------------
Patterson Cos., Inc.^                            32,900           1,643,355             1.28%


Diversified Banks
-----------------
Bank of America Corp.                            67,170           2,962,197             2.31%



Diversified Financial Services
------------------------------
Citigroup, Inc.*                                 63,300           2,844,702             2.22%

Drug Stores
-----------
CVS Corp.                                         9,400             494,628             0.39%

Food Distributors
-----------------
United Natural Foods, Inc.^                      40,400           1,156,652             0.90%

Food Retail
-----------
Whole Foods Market, Inc.*                        35,300           3,605,189             2.81%

Health Care Distributors
------------------------
Medco Healh Solutions, Inc.^                     48,000           2,379,360             1.85%

Health Care Equipment
---------------------
Kinetic Concepts, Inc.^                          10,500             626,325
Zimmer Holdings, Inc.*^                          49,000           3,812,690
                                                                -----------
                                                                  4,439,015             3.46%

Home Improvement-Retail
-----------------------
Home Depot, Inc.                                 40,300           1,541,072
Lowe's Cos.                                      25,000           1,427,250
                                                                -----------
                                                                  2,968,322             2.32%

Household Products
------------------
Procter & Gamble Co.                             58,800           3,116,400             2.43%

Industrial Gases
--------------------
Air Products & Chemicals, Inc.                    7,500             474,675             0.37%

Industrial Machinery
--------------------
Danaher Corp.                                    23,400           1,249,794             0.98%


Integrated Oil & Gas
--------------------
B P Amoco, PLC                                   51,200           3,194,880
ChevronTexaco Corp.                              43,600           2,542,316
Exxon Mobil Corp.*                               70,082           4,176,887
                                                                -----------
                                                                  9,914,083             7.73%

Internet Retail
---------------
eBay, Inc.^                                      38,400           1,430,784             1.12%

Internet Software & Services
----------------------------
Yahoo!, Inc.^                                    14,000             474,600             0.37%

Investment Bank & Brokerage
---------------------------
Goldman Sachs Group, Inc.                        27,900           3,068,721             2.39%

Major Regional Banks
--------------------
Fifth Third Bancorp                              28,000           1,203,440
Zions Bancorporation*                            54,700           3,775,394
                                                                -----------
                                                                  4,978,834             3.88%

Managed Health
--------------
Wellpoint, Inc.*^                                30,600           3,835,710             2.99%

Metals & Mining
---------------
Cleveland-Cliffs, Inc.#                           6,200             451,794
Newmont Mining Co.                               10,400             439,400
                                                                -----------
                                                                    891,194             0.70%

Movies & Entertainment
----------------------
Time Warner, Inc.^                              124,500           2,184,975
Walt Disney Co.*                                 97,000           2,786,810
                                                                -----------
                                                                  4,971,785             3.88%

Oil & Gas Equipment
-------------------
Schlumberger Ltd.                                24,400           1,719,712             1.34%

Oil/Gas Exploration
-------------------
Apache Corp.                                     27,900           1,708,317
Encana Corp.                                     28,400           1,999,928
                                                                -----------
                                                                  3,708,245             2.89%


Pharmaceuticals/Drug
--------------------
Johnson & Johnson*                               42,900           2,881,164             2.25%


Radio
-----
XM Satellite Radio Holdings, Class A^#           37,800           1,195,614             0.93%

Restaurants
-----------
Starbucks Corp.^                                 31,000           1,601,460             1.25%


Retail-General
--------------
Costco Wholesale Corp.                           30,600           1,351,908
Wal-Mart Stores, Inc.                            37,100           1,859,081
                                                               ------------
                                                                  3,210,989             2.50%

Semiconductors
--------------
Analog Devices, Inc.                             54,000           1,951,560
Intel Corp.*                                     49,400           1,147,562
Texas Instruments, Inc.                          38,600             983,914
                                                               ------------
                                                                  4,083,036             3.19%

Soft Drinks
-----------
PepsiCo, Inc.                                    45,100           2,391,653             1.87%


Steel
-----
Nucor Corp.                                       7,600             437,456             0.34%


Web Hosting/Design
------------------
Akamai Technologies, Inc.^                       73,000             929,290
Macromedia, Inc.^                                40,300           1,350,050
                                                                -----------
                                                                  2,279,340             1.78%



Total Common Stocks (Cost-$106,612,988)                         128,337,542           100.10%


Cash Equivalents
----------------
Freddie Mac~-2.74039%                                             2,655,200             2.07%

Total Cash Equivalents (Cost-$2,655,200)                        $ 2,655,200             2.07%
Total Investment Portfolio (Cost-$109,268,188)                  130,992,742           102.17%
Net Other Assets                                                (2,783,429)            -2.17%
Total Net Assets                                               $128,209,313           100.00%


* All or a portion of this security is pledged to collateralize short-term borrowings
^ Non-income producing security
# All or a portion of this security is currently out on loan
~ Security held as collateral for securities on loan. The rate quoted is the annualized seven-day yield of the fund at period end.



                                                               ------------


Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


     Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a) ) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Growth Fund



By (Signature and Title)   /s/ William A. Oates, Jr.
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: May 6, 2005


By (Signature and Title)   /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: May 6, 2005




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)      Northeast Investors Growth Fund



By (Signature and Title)   /s/ William A. Oates, Jr.
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: May 6, 2005


By (Signature and Title)   /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: May 6, 2005



         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, William A. Oates, Jr., certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: May 6, 2005                /s/ William A. Oates, Jr.
                                    William A. Oates, Jr.
                                    President
                                    (principal financial officer)




         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: May 6, 2005                /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)